Long-term Obligations under Other Financing Arrangements - Schedule of Long-term Obligations under Other Financing Arrangements (Detail) - Seaspan [Member] - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases [Line Items]
Long-term obligations under other financing arrangements	$ 513,771,000	$ 647,664,000
Deferred financing fees	(5,300,000)	(7,900,000)
Long-term obligations under other financing arrangements	508,500,000	639,800,000
Current portion of long-term obligations under other financing arrangements	(134,600,000)	(48,400,000)
Long-term obligations under other financing arrangements	$ 373,900,000	$ 591,400,000